Tax - Summary of Reconciliation of Tax Charge (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax reconciliation [line items]
Income tax rate	23.50%	19.00%	19.00%
Tax credits	(0.50%)	(0.10%)	(0.10%)
System Fund	(1.30%)	3.10%	0.40%
Foreign exchange gains	(1.00%)	(0.90%)
Other permanent differences	0.90%	0.50%	1.40%
Non-recoverable foreign taxes	1.30%	3.50%	3.50%
Net effect of different rates of tax	1.50%	6.30%	6.80%
Effect of changes in UK tax rates and laws	0.00%	0.00%	(7.00%)
Effects of substantive enactment of UAE tax rates and laws	(0.90%)
Effect of changes in other tax rates and laws	0.20%	0.10%
Reduction in current tax expense by previously unrecognised deferred tax assets	0.00%	0.00%	(0.10%)
Items on which deferred tax arose but where no deferred tax is recognised	0.20%	1.20%	2.00%
Effect of adjustments to unprovided or unrecognised deferred taxes	0.50%	(0.40%)	0.50%
Adjustment to tax charge in respect of prior periods	1.30%	(1.90%)	0.20%
Average effective tax rate	25.70%	30.40%	26.60%